Other Non-Current Assets - Maturity date of the investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Non-current Assets
Due in 1 years through 5 years, Amortized Cost	¥ 14,140,990
Due in 1 years through 5 years, Gross Unrealized Gains	43,561
Due in 1 years through 5 years, Fair Value (Net Carrying Amount)	14,184,551	$ 1,997,852
Due in 5 years through 10 years, Amortized Cost	2,608,225		¥ 3,596,846
Due in 5 years through 10 years, Gross Unrealized Gains	29,958		4,626
Due in 5 years through 10 years, Gross Unrealized Losses	(6,357)		(25,998)
Due in 5 years through 10 years, Fair Value (Net Carrying Amount)	2,631,826	370,685	¥ 3,575,474
Amortized Cost, Total	16,749,215
Gross Unrealized Gains, Total	73,519
Gross Unrealized Losses, Total	(6,357)
Fair Value (Net Carrying Amount), Total	¥ 16,816,377	$ 2,368,537